Additional Information Included in the Consolidated Statement of Cash Flows	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Additional Information Included in the Consolidated Statement of Cash Flows [Abstract]
Additional information included in the consolidated statement of cash flows

12.    Additional information included in the interim condensed consolidated statement of cash flows

Changes in non-cash working capital items:

	Nine months ended June 30,
	2024 $	2023 $
Trade receivable and other receivables	2,142,134	1,642,297
Government assistance and R&D tax credit receivable	5,792	707,157
Inventories	(1,007,540)	(714,461)
Prepaid expenses	(1,106,139)	(70,828)
Accounts payable and accrued liabilities	(10,872,814)	992,829
Provisions	(878,144)	958,761
	(11,716,711)	3,515,755

22.    Additional information included in the consolidated statement of cash flows

Changes in non-cash working capital items:

		As restated (note 2)	As restated (note 2)
	As at September 30,
	2023 $	2022 $	2021 $
Trade receivable and other receivables	96,806	(2,219,607)	(896,440)
Government assistance and R&D tax credits receivable	(205,042)	553,097	1,517,744
Inventories	(609,663)	(541,093)	272,309
Prepaid expenses	(273,497)	95,795	(178,516)
Accounts payable and accrued liabilities	2,534,308	1,720,000	2,784,731
Provisions	878,144	—	—
	2,421,056	(391,808)	3,499,828